Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Accounts Payable And Accrued Expenses [Abstract]
Summary of Accounts Payable and Accrued Liabilities

The breakdown of accounts payable and accrued expenses is as follows:

	December 31, 2024	December 31, 2023
Trade payables	15,839	14,829
Social charges	5,762	7,428
Profit-sharing	10,643	13,147
Provision for vacation and benefits	6,378	5,935
Others	480	21
Total	39,102	41,360
Current	36,951	39,728
Non-current	2,151	1,632